UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22036

Investment Company Act file number

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

Bank of America Capital Advisors, LLC

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 637-2587

Date of fiscal year end: 3/31/2013

Date of reporting period: 9/30/2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS (TI), LLC

Financial Statements

(Unaudited)

Period from April 1, 2012 to September 30, 2012

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Financial Statements

(Unaudited)

Period from April 1, 2012 to September 30, 2012

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 637-2587.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 637-2587 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 637-2587, and on the Commission’s website at http://www.sec.gov.

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Assets and Liabilities (Unaudited)

September 30, 2012

ASSETS

Investment in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, at fair value	$197,849,389
Redemption receivable from investment in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	14,600,000
Cash and cash equivalents	710,921
Due from Adviser (see Note 2b)	62,400
Other asset	13,501

Total Assets	213,236,211

LIABILITIES

Repurchase of members' units payable	14,711,886
Management fee payable	261,655
Professional fees payable	40,480
Other liabilities	2,202

Total Liabilities	15,016,223

Composition of Net Assets

Paid-in capital	184,287,094
Accumulated net investment loss*	(3,547,932)
Accumulated net realized gain on investment transactions*	7,424,629
Accumulated net unrealized appreciation on investment	10,056,197
Net Assets	$198,219,988

Net Asset Value Per Unit (based on 129,840.515 units outstanding)	$1,526.642

* Attributable to the period from January 1, 2012 through September 30, 2012. Prior to January 1, 2012, Net Assets included net subscriptions, cumulative net investment income/(loss), cumulative net realized gain/(loss), and accumulated unrealized appreciation from investments in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Operations (Unaudited)

Period from April 1, 2012 to September 30, 2012

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC:
Expenses	(1,516,489)
Net investment loss allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(1,516,489)

Fund Expenses
Management fee	537,771
Professional fees	107,361
Insurance fees	80,999
Other fees	29,890
Administration fees	10,750

Total Fund Expenses	766,771

Net Investment Loss before Expense Limitation Reimbursement	(2,283,260)
Expense Limitation Reimbursement	83,751

Net Investment Loss	(2,199,509)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Net realized loss on investment	(1,138,382)
Deferred taxes on realized gains	(27,950)
Net realized loss, net of deferred taxes	(1,166,332)
Net change in accumulated unrealized appreciation on investment	3,010,947

Net realized and unrealized gain on investment allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, net of deferred taxes	1,844,615

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(354,894)

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Changes in Net Assets (Unaudited)

	For the period from April 1, 2012 to September 30, 2012	For the year ended March 31, 2012
OPERATIONS
Net investment loss	$(2,199,509)	$(5,033,438)
Net realized gain (loss) on investment, net of deferred taxes	(1,166,332)	15,606,863
Net change in accumulated unrealized appreciation on investment	3,010,947	(14,782,679)

Decrease in net assets resulting from operations	(354,894)	(4,209,254)

CAPITAL TRANSACTIONS*

Members' subscriptions	-	4,795,000
Members' redemptions	-	(32,966,608)
Proceeds from units issued	600,000	125,000
Payments for units repurchased	(22,651,224)	(12,356,619)

Decrease in net assets resulting from capital transactions	(22,051,224)	(40,403,227)

Net decrease in net assets	(22,406,118)	(44,612,481)

NET ASSETS AT BEGINNING OF PERIOD	220,626,106	265,238,587

NET ASSETS AT END OF PERIOD	$198,219,988	$220,626,106

*In connection with the TI Fund's conversion to a regulated investment company (“RIC Conversion”), the TI Fund's Interests became represented by units on January 1, 2012 (see Note 1 for additional information).

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Cash Flows (Unaudited)

Period from April 1, 2012 to September 30, 2012

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in net assets resulting from operations	$(354,894)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investment allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(3,010,947)
Net realized loss on investment allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, net of deferred taxes	1,166,332
Net investment loss allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	1,516,489
Proceeds from sales of investment in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	19,164,704
Decrease in operating assets:
Other assets	80,999
Due from Adviser	1,155
Increase (decrease) in operating liabilities:
Professional fees payable	(28,696)
Management fee payable	(19,721)
Administration fees payable	(5,375)
Other liabilities	479

Net Cash Provided by Operating Activities	18,510,525

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from units issued	600,000
Payments for units repurchased	(21,890,684)

Net Cash Used in Financing Activities	(21,290,684)

Net decrease in cash and cash equivalents	(2,780,159)
Cash and cash equivalents at beginning of period	3,491,080

Cash and Cash Equivalents at End of Period	$710,921

Supplementary Disclosure of Non-Cash Information
Non-cash Members' transfers	$91,295

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Financial Highlights (Unaudited)

The following represents per unit data and certain ratios to average net assets, total return, and other supplemental information for the periods indicated:

	For the period from April 1, 2012 to September 30, 2012 (Unaudited)	For the period from January 1, 2012 to March 31, 2012*
Per Unit Operating Performance
Beginning net asset value	$1,528.247	$1,476.550
Net increase (decrease) in net assets resulting from operations:
Net investment loss	(15.654)	(8.662)
Net realized and unrealized gain on investment allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	14.049	60.359
Net change in net assets resulting from operations	(1.605)	51.697
Ending net asset value	$1,526.642	$1,528.247

	For the period from
	April 1, 2012 to	For the year ended
	September 30, 2012**	March 31, 2012*	March 31, 2011	March 31, 2010	March 31, 2009
Net assets, end of period	$198,219,988	$220,626,106	$265,238,587	$283,542,038	$230,115,977

Ratio of net investment loss
to average net assets (a) (b)	(1.03%)	(2.06%)	(2.05%)	(1.83%)	(1.84%)

Ratio of total expenses before
tax expense to average net assets (b) (c) (d) (e)	1.06%	2.04%	2.07%	1.83%	1.90%

Ratio of total expenses to average net assets (b) (c) (d)	1.07%	2.07%	2.07%	1.83%	1.90%

Ratio of net expenses to
average net assets (b) (c)	1.03%	2.06%	2.05%	1.83%	1.89%

Total return (f)	(0.11%)	(1.29%)	3.47%	13.55%	(16.40%)

*	The TI Fund was reorganized to a regulated investment company (“RIC”) for tax purposes on January 1, 2012. Prior to January 1, 2012, the interests in the TI Fund were not unitized.
**	The ratios and total return for this period have not been annualized.
(a)	The ratio reflects the income and expenses including the TI Fund’s proportionate share of income and expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(b)	Average net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio reflects the direct expenses, excluding placement fees, if any, and includes the TI Fund’s proportionate share of the expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(d)	The ratio is before any expense limitation reimbursement per the Expense Limitation Agreement.
(e)	The ratio is before the current and deferred income tax provision or benefit related to the net investment income/loss and realized and unrealized gain or loss from the TI Fund's proportionate share of Excelsior Multi-Strategy 1099 Blocker Fund, LLC's income tax expense.
(f)	Total return assumes a purchase of a unit (or an interest) in the TI Fund on the first day and a sale of a unit (or an interest) on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from this return based on the timing of Member subscriptions and redemptions.

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited)

September 30, 2012

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TI), LLC (the “TI Fund”), was organized as a limited liability company under the laws of Delaware on February 26, 2007, and commenced operations on April 23, 2007. The TI Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The TI Fund’s investment objective is to seek capital appreciation. The TI Fund pursues its investment objective by investing substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the "Company"), a non-diversified, closed-end management investment company that is registered under the 1940 Act. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objectives of the Company or the TI Fund will be achieved. The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds. The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

Prior to January 1, 2012, the TI Fund was taxed as a partnership. Effective January 1, 2012, the TI Fund is treated as an association taxable as a corporation and intends to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code, as amended, for tax purposes (the “RIC Conversion”). Prior to the RIC Conversion, members in the TI Fund (“Members”) held limited liability company interests (“Interests”) in the TI Fund that were not unitized for financial reporting purposes. Upon the RIC Conversion, Interests became represented by units (“Units”), and each Member in the TI Fund was issued Units with an aggregate net asset value (“NAV”) equivalent to the NAV of the Interests previously held by such Member. Upon RIC Conversion, the TI Fund issued 152,366.289 Units with an aggregate value of $224,976,391 to Members in the TI Fund.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund’s financial statements. The percentage of the Company’s net assets owned by the TI Fund at September 30, 2012 was 51.78%.

Bank of America Capital Advisors LLC (the " Adviser"), an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser of the TI Fund. Its principal office is located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is controlled by Bank of America, a financial holding company which has its principal executiveoffices at 101 North Tryon Street, Charlotte, NC 28255. The Adviser provides various management and administrative services to the Company and the TI Fund.

6

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2012

The TI Fund’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TI Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-to-day operations of the TI Fund.

Subscriptions for Units in the TI Fund by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The TI Fund may, from time to time, offer to repurchase Units from its Members pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TI Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the TI Fund offer to repurchase Units from Members four times each year, effective as of the last day of each calendar quarter. Members can transfer or assign Units only under certain limited circumstances. Member repurchases are recognized as liabilities when the amount becomes fixed. This generally will occur on the last day of a fiscal period. Prior to January 1, 2012, as of the last day of each calendar month, the TI Fund allocated net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TI Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2012

b. Fund Expenses

The TI Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the TI Fund’s and the Company’s Boards; all costs with respect to communications regarding the TI Fund’s and the Company’s transactions between the Adviser and any custodian or other agent engaged by the TI Fund; and other types of expenses approved by the TI Fund’s or the Company’s Boards. Expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not broken out separately on the accompanying Statement of Operations of the TI Fund, and are not included in the expense ratios shown in the accompanying Financial Highlights of the TI Fund. The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

The Adviser and the TI Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser will, subject to possible reimbursement by the TI Fund as described below, waive fees or pay or absorb expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds) to the extent necessary to limit the ordinary operating expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI Fund and the Company) to 1.84% per annum of the TI Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the TI Fund’s expenses, the TI Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the TI Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the fee was waived or the expense was paid or absorbed. The Expense Limitation Agreement was initially in effect until December 31, 2010, and automatically continues from year to year unless terminated by the Adviser or the TI Fund. Neither the Adviser nor the TI Fund has terminated the Expense Limitation Agreement at December 31, 2011.

At March 31, 2012, the cumulative expenses over the Expense Limitation that had not yet been paid by the Adviser totaled $63,556. The amount was recorded as a receivable on the Statement of Assets and Liabilities at March 31, 2012, but was settled prior to September 30, 2012. For the period from April 1, 2012 to September 30, 2012, the TI Fund incurred $2,311,210 of total expenses, $2,062,437 of which was subject to the Expense Limitation Agreement. The TI Fund was responsible for bearing $1,978,686 of the total expenses based on the provisions of the Expense Limitation Agreement, resulting in $83,751 of expenses over the Expense Limitation. During the period from April 1, 2012 to September 30, 2012, the Adviser has reimbursed the TI Fund $21,351 of the total expenses in excess of the Expense Limitation, resulting in an amount due from the Adviser equal to $62,400 at September 30, 2012, which has been recorded as a receivable in the Statement of Assets and Liabilities. The TI Fund will continue to carry forward the reimbursable expenses until they are reimbursed to the Adviser or expire. Of the cumulative reimbursable expense amount in effect at September 30, 2012, $30,076 will expire on March 31, 2014, $42,024 will expire on March 31, 2015 and $83,751 will expire on March 31, 2016. Reimbursement of expenses carried forward is dependent on future levels of the TI Fund's Net Assets and expenses of the TI Fund and the Company.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2012

c. Income Taxes and Distributions

Through December 31, 2011, the TI Fund was taxed as a partnership. The TI Fund had a tax year end of December 31, and for each such tax year, each Member was individually required to report on its own tax return its share of the TI Fund’s taxable income or loss.

Effective January 1, 2012, the TI Fund is treated as an association taxable as a corporation and intends to qualify as a RIC and to distribute substantially all of the TI Fund's taxable earnings to its Members. Therefore, no provision for federal income taxes on income is recorded in the financial statements of the TI Fund, other than that allocated to the TI Fund from the Company. The ability of the TI Fund to qualify as a RIC is dependent upon the Company's qualification as a RIC. Qualification as a RIC requires that the TI Fund meet certain asset diversification, income distribution and nature of gross income requirements. The TI Fund is subject to the risk that, due to the investment activities of the Portfolio Funds held by the Company and other factors, it may not so qualify in some periods. Should the TI Fund fail to qualify as a RIC, its taxable income would be subject to tax at established corporate rates.

Effective as of January 1, 2012, the TI Fund also changed its tax year end from December 31 to October 31.

Cost Basis

At September 30, 2012, gross unrealized appreciation and depreciation of investment in the Company by the TI Fund based on cost for federal income tax purposes was as follows:

Cost of Investment	$194,838,478

Gross Unrealized Appreciation	$3,010,911
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	3,010,911

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Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2012

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. As of September 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary loss	$(37,537)
Undistributed long-term capital gains	-
Tax accumulated earnings	(37,537)
Accumulated capital and other losses - Unrealized appreciation	3,010,911
Total accumulated earnings	$2,973,374

Distribution Policy

Effective January 1, 2012, the TI Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") that are applicable to RICs and to distribute substantially all of its net investment income and any net realized gains to its Members. The TI Fund will make distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. Distributions to Members are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the TI Fund. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. There were no distributions paid to investors during the period from April 1, 2012 through September 30, 2012.

The TI Fund has established a program for the automatic reinvestment of distributions in the TI Fund. Unless the TI Fund is informed otherwise, each Member will be enrolled automatically in the reinvestment program. Under the program, when a Member’s distribution is reinvested, additional Units will be issued to that Member in an amount equal in value to the distribution. A Member has an option to elect to receive cash distributions, rather than reinvest in additional Units (provided that a minimum account balance of $50,000 as of the date that the TI Fund values Units for repurchase is maintained).

The amount of any dividends the TI Fund pays may vary over time, depending on market conditions, the composition of the Company’s investment portfolio, the expenses borne by the Units, any distributions made to the Company by the underlying Portfolio Funds, and applicable distribution requirements imposed on the Company by Subchapter M under the Code. Nonetheless, the TI Fund cannot guarantee that it will pay any dividends or other distributions.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2012

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the TI Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the TI Fund is required to analyze tax positions expected to be taken in the TI Fund's tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2012, the TI Fund did not have a liability for any federal income or excise taxes owed with respect to tax years ending on or before December 31, 2011. The TI Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits attributable to these periods will significantly change in the next twelve months. Each of the TI Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

d. Other

Cash and cash equivalents consist of amounts maintained in a Bank of New York Mellon account.

Prior to January 1, 2012, the TI Fund recorded its proportionate share of the Company’s investment income, expenses and realized and unrealized gains and losses as allocated by the Company.

The TI Fund issues Units at their offering price, which is equal to the NAV per Unit. The NAV of the TI Fund will be computed as of the close of business on the last day of each month. The TI Fund's NAV is the value of the TI Fund's assets less its liabilities, and its NAV per Unit equals that NAV divided by the number of then issued and outstanding Units.

3. Portfolio Valuation

The net asset value of the TI Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the TI Fund’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The TI Fund records its investment in the Company at fair value. The TI Fund’s investment in the Company is represented by the TI Fund’s proportionate interest in the Company’s net assets at September 30, 2012. The valuation of investments held by the Company is discussed in the notes to the Company’s financial statements, which are attached to this report.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2012

4. Management Fee

The Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the TI Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, pursuant to a management agreement between the TI Fund and the Adviser (the “Management Agreement”), the TI Fund pays the Adviser a quarterly management fee in arrears at an annual rate of 0.50% based on the TI Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the period from April 1, 2012 to September 30, 2012, the management fee was $537,771, of which $261,655 was payable as of September 30, 2012.

5. Related Party Transactions and Other

As of September 30, 2012, four Members owned in the aggregate approximately 24.12% of the TI Fund's total Net Assets and are deemed “affiliated persons” (as defined in the 1940 Act) (the "Affiliated Members"). The affiliation between one of the Affiliated Members and the TI Fund is based solely on the percentage of ownership.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons”, as defined by Section 2(a)(19) of the 1940 Act, of the TI Fund (the “Disinterested Managers”). Compensation to the Board is paid and expensed by the Company and allocated pro-rata to the TI Fund. All Disinterested Managers may be reimbursed for expenses of attendance at each meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.

Merrill Lynch, Pierce, Fenner & Smith Incorporated serves as the placement agent of the TI Fund (the “Placement Agent”). The Placement Agent is an indirect subsidiary of Bank of America and an affiliate of the Adviser. Investors may be charged a placement fee (the “Placement Fee”) on Interests placed by the Placement Agent of up to 1.25% of the investment amount if such amount is less than $500,000 (subject to the minimum investment). There is no Placement Fee on investments of $500,000 or more. The Placement Fee is paid to the Placement Agent. The Placement Fee may be waived for certain investors.

12

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2012

The TI Fund has retained J. D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the TI Fund. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.

BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) provides custodial services to the TI Fund.

6. Net Assets

Unit transactions for the period April 1, 2012 through September 30, 2012 were as follows:

Units outstanding at beginning of period	144,365.476
Units issued	261.747
Units redeemed	(14,786.708)
Units outstanding at end of period	129,840.515

7. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Because the Company is a closed-end investment company, Units are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Units at the NAV per Unit, Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Units by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Units. Because the Company’s investments in the Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Units are accepted for repurchase also bear the risk that the TI Fund's NAV per Unit may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Units are valued for the purpose of repurchase.

13

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2012

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash. This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company’s capital investment in the Portfolio Funds can be withdrawn on a limited basis. This may limit the ability of the Company to provide liquidity to the TI Fund, and the TI Fund may not be able to liquidate quickly some of its investment in the Company in order to meet liquidity requirements.

8. Guarantees

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the TI Fund and, therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

9. Subsequent Events

The TI Fund has evaluated all subsequent events through the date on which these financial statements were issued and, except as noted below, has determined that no additional disclosures are required.

On September 28, 2012, the TI Fund announced a tender offer to purchase up to $21,000,000 of outstanding Units from Members. The NAV of the Units will be calculated for this purpose on December 31, 2012. The tender offer expired on October 26, 2012.

On November 5, 2012, the TI Fund paid $13,981,056 for 9,401.630 Units repurchased from Members on September 30, 2012.

14

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2012

On November 27, 2012, Members were mailed a prospectus/proxy statement soliciting the proxies of Members to be voted at a special meeting of Members to be held on December 27, 2012 to approve (i) an Agreement and Plan of Merger (the "Merger Plan") pursuant to which the TI Fund would merge with and into the Company (the “Merger”) and (ii) a new investment advisory agreement (the "New Advisory Agreement") between the Company and the Adviser that would become effective upon the closing of the Merger.  The Merger, if effected, would result in the elimination of the master/feeder fund structure through which the TI Fund currently pursues its investment objective by investing in the Company. In connection with the Merger, Members of the TI Fund would become members of the Company and, in exchange for their Units of the TI Fund, would receive units of the Company equal in value to the value of their TI Fund Units.  The New Advisory Agreement provides for payment of a fee to the Adviser that is computed at an annual rate of 1.50% of the net assets of the Company determined as of the start of business on the first business day of each calendar quarter (after adjustment for any subscriptions effective on that date), which is the same as the aggregate of the annual percentage rates at which the advisory fee of the Company and the management fee of the TI Fund are currently computed.  The New Advisory Agreement is subject to the approval of members of the Company, including the TI Fund (which will vote in accordance with the vote of Members on that matter). Subject to satisfaction of various conditions, including approval of the Merger Plan by Members, the Merger is expected to occur on or about December 31, 2012.

In the event that the Merger is consummated prior to full payment being made by the TI Fund for Units purchased in connection with the tender offer referenced above, this payment obligation will be assumed and made by the Company rather than by the TI Fund.

15

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Consolidated Financial Statements

(Unaudited)

Period from April 1, 2012 to September 30, 2012

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Financial Statements

(Unaudited)

Period from April 1, 2012 to September 30, 2012

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 637-2587.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 637-2587 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 637-2587, and on the Commission’s website at http://www.sec.gov.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2012

ASSETS

Investments in Portfolio Funds, at fair value (cost $295,688,213)	$362,413,299
Cash and cash equivalents	28,277,835
Redemptions receivable from investments in Portfolio Funds	9,432,459
Purchase of investments in Portfolio Funds made in advance	8,000,000

Total Assets	408,123,593

LIABILITIES

Repurchase of Members' units payable	17,150,000
Member subscriptions for units received in advance	7,500,000
Advisory fee payable	979,588
Deferred income tax payable	179,695
Professional fees payable	120,300
Board of Managers' fees payable	50,000
Other liabilities	48,026

Total Liabilities	26,027,609

Composition of Net Assets
Paid-in capital	$307,208,107
Accumulated net investment loss*	(4,601,595)
Accumulated net realized gain on investment transactions*	12,764,386
Accumulated net unrealized appreciation on investments	66,725,086
Net Assets	$382,095,984

Net Asset Value Per Unit (based on 230,047.375 units outstanding)	$1,660.945

*Attributable to the period from January 1, 2012 through September 30, 2012. Prior to January 1, 2012, net assets included net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in the Portfolio Funds.

The accompanying notes are an integral part of these financial statements.

1

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)

September 30, 2012

	First			% of Members’	% Ownership	First Available
	Acquisition		Fair	Net	of Portfolio	Redemption
Portfolio Funds *	Date	Cost**	Value	Assets	Funds	Date ***	Liquidity ****

Event Driven/Relative Value
Anchorage Capital Partners Offshore, Ltd.	1/1/2012	11,075,753	12,429,498	3.25%	0.23%	N/A	Quarterly
Aristeia Partners, L.P.	4/1/2008	3,537,502	12,262,377	3.21%	3.60%	N/A	Quarterly
Canyon Value Realization Fund, L.P. (1)	7/1/2003	-	741,761	0.19%	0.03%	N/A	(2)
Comac Global Macro Fund, Ltd.	3/1/2012	12,000,000	11,799,689	3.09%	0.31%	N/A	Monthly
Double Black Diamond, Ltd.	1/1/2012	12,304,037	12,970,390	3.39%	0.46%	(3)	Annually
Drake Global Opportunities Fund, L.P. (1)	4/1/2009	-	27,580	0.01%	0.56%	N/A	(4)
DSC Acquisitions, LLC (1)	4/1/2009	37,735	53,903	0.01%	0.90%	N/A	(2)
Farallon Capital Partners, L.P. (1)	11/1/2004	848,864	6,720,000	1.76%	0.13%	N/A	(2)
FCOI II Holdings, L.P.	1/1/2012	12,174,988	13,230,806	3.46%	0.38%	N/A	Annually
Fore Multi-Strategy Offshore Fund, Ltd.	9/1/2012	5,000,000	4,954,757	1.30%	0.31%	N/A	Quarterly
Garrison Special Opportunity Fund, L.P. (1)	7/1/2009	2,513,878	2,596,847	0.68%	6.35%	N/A	(5)
Jana Partners, L.P. (1)	4/1/2009	18,480	65,980	0.02%	0.09%	N/A	(2)
Mast Credit Opportunities I, L.P.	6/1/2010	14,000,000	14,573,346	3.81%	7.03%	N/A	Quarterly
Monarch Debt Recovery Fund, Ltd.	1/1/2012	12,860,225	13,958,356	3.65%	1.03%	N/A	Annually
Moore Macro Managers Fund, Ltd.	4/1/2012	15,000,000	14,912,894	3.90%	0.34%	N/A	Quarterly
Strategic Value Restructuring Fund L.P. (1)	4/1/2009	904,680	396,511	0.10%	0.09%	N/A	(2)
SVRF (Onshore) Holdings LLC (1)	4/1/2009	554,101	224,689	0.06%	3.37%	N/A	(5)
Vicis Capital Fund (1)	4/1/2009	2,130,943	368,252	0.10%	0.12%	N/A	(4)
Waterfall Eden Fund, L.P. (1)	7/1/2008	5,085,071	1,996,044	0.52%	1.75%	N/A	(2)
Strategy Total		110,046,257	124,283,680	32.51%
Hedged Long/Short Equity
Alydar QP Fund, L.P.	4/1/2009	9,127,385	9,719,651	2.54%	2.30%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	5,991,097	1.57%	1.90%	N/A	Quarterly
SAB Capital Partners, L.P. (1)	4/1/2001	-	118,195	0.03%	0.03%	N/A	(2)
Scopia PX, LLC	9/1/2005	8,000,000	14,979,903	3.92%	1.77%	N/A	Quarterly
Strategy Total		22,127,385	30,808,846	8.06%
Hedged Sector
Coatue Offshore Fund, Ltd.	3/1/2012	14,107,371	16,462,222	4.31%	0.46%	N/A	Quarterly
Longbow Partners, L.P.	5/1/2004	3,700,000	10,331,997	2.70%	17.20%	N/A	Quarterly
Oceanic Hedge Fund	11/1/2009	9,800,000	9,128,545	2.39%	1.05%	N/A	Monthly
Strategy Total		27,607,371	35,922,764	9.40%
Opportunistic Long/Short (Global)
AKO Partners L.P.	10/1/2005	5,500,000	16,797,806	4.40%	1.55%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, Ltd.	1/1/2012	14,441,369	14,256,836	3.73%	1.03%	N/A	Quarterly
Artha Emerging Markets Fund, L.P.	4/1/2008	13,720,130	16,380,040	4.30%	3.34%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	6,393,275	1.67%	1.41%	N/A	Monthly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	5,966,478	5,412,974	1.42%	2.26%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	11,000,000	16,074,700	4.21%	1.70%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	1,000,000	4,108,728	1.08%	2.07%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	14,000,000	15,228,791	3.99%	0.57%	N/A	Monthly
OCCO Eastern European Fund	7/1/2012	10,000,000	10,030,000	2.62%	1.76%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P. (1)	4/1/2009	14,272	43,896	0.01%	0.14%	N/A	(2)
Strategy Total		80,642,249	104,727,046	27.43%
Opportunistic (U.S. Only)
Addison Clark Fund, L.P.	4/1/2008	11,016,635	15,911,217	4.16%	2.47%	N/A	Quarterly
Brookside Cayman II, Ltd.	1/1/2012	13,786,396	14,997,314	3.93%	4.39%	N/A	Quarterly
Swiftcurrent Offshore, Ltd.	1/1/2012	16,105,651	17,826,214	4.67%	1.74%	N/A	Quarterly
Swiftcurrent Partners, L.P. (1)	10/1/2000	-	206,329	0.05%	0.02%	N/A	(2)
Valinor Capital Partners Offshore, Ltd.	1/1/2012	14,356,269	17,273,345	4.52%	1.24%	N/A	(6)
Valinor Capital Partners, L.P. (1)	7/1/2007	-	456,544	0.12%	0.06%	N/A	(2)
Strategy Total		55,264,951	66,670,963	17.45%
Total Investments in Portfolio Funds		$295,688,213	362,413,299	94.85%
Other Assets, less Liabilities			19,682,685	5.15%
Net Assets			$382,095,984	100.00%

The accompanying notes are an integral part of these consolidated financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) continued

September 30, 2012

The investments in the Portfolio Funds shown above, representing 94.85% of Net Assets, have been fair valued in accordance with procedures established by the Board of Managers.

The Company's investments on September 30, 2012 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% Total Investments in Portfolio Funds
Event Driven/Relative Value Funds	34.29%
Hedged Long/Short Equity Funds	8.50%
Hedged Sector Funds	9.91%
Opportunistic Long/Short (Global) Funds	28.90%
Opportunistic (U.S. Only) Funds	18.40%
Total	100.00%

*	Non-income producing investments. The Company's	(1)	Portfolio Fund is held by Excelsior Multi-Strategy 1099 Blocker
	investments in the Portfolio Funds are considered to be		Fund, LLC, which is wholly owned by the Company.
	illiquid and may be subject to limitations on redemptions,	(2)	All of the Company's remaining interest in the Portfolio Fund is
	including the assessment of early redemption fees.		held in side pocket accounts and is illiquid.
**	See definition in Note 3.	(3)	Approximately 20% of the fair value of the Company's interest in
***	From most recent investment date.		the Portfolio Fund has a lock-up period that expires on 3/31/2013
****	Available frequency of redemptions after initial		and 40% has a lock-up period that expires on 6/30/2013.
	lock-up period.	(4)	The Portfolio Fund is liquidating its assets and is in the process
N/A	Initial lock-up period has either expired prior to 9/30/2012,		of returning capital to its partners. Due to the liquidation, the
	or the Portfolio Fund did not have an initial lock-up		Portfolio Fund has suspended redemption rights. The full liquidation
	period. However, specific redemption restrictions may		is expected to take two years following the date of this report
	apply.		or longer.
		(5)	The Portfolio Fund has limited redemption rights by segregating its less liquid assets from the main (liquid) portfolio and created a liquidating vehicle with the intention of liquidating those assets in a reasonable manner.
		(6)	Approximately 32% of the fair value of the Company's interest in the Portfolio Fund has tri-annual liquidity and 68% has annual liquidity.

The accompanying notes are an integral part of these consolidated financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Statement of Operations (Unaudited)

Period from April 1, 2012 to September 30, 2012

EXPENSES

Advisory fee	$1,979,378
Professional fees	236,323
Administration fees	225,127
Bank note facility fee	195,708
Board of Managers' fees	100,000
Other expenses	57,798

Total Expenses	2,794,334

Net Investment Loss	(2,794,334)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized loss from investments in Portfolio Funds	(2,007,781)
Deferred taxes on realized gains	(48,372)
Net realized losses, net of deferred taxes	(2,056,153)
Net change in accumulated unrealized appreciation on investments	5,649,302

Net realized and unrealized gains on investments	3,593,149
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$798,815

The accompanying notes are an integral part of these consolidated financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Statement of Changes in Net Assets (Unaudited)

	For the period from
	April 1, 2012 to	Year Ended
	September 30, 2012	March 31, 2012

OPERATIONS

Net investment loss	$(2,794,334)	$(5,958,612)
Net realized gain (loss) from investments in Portfolio Funds, net of deferred taxes	(2,056,153)	26,972,057
Net change in accumulated unrealized appreciation on investments	5,649,302	(25,533,425)

Increase (decrease) in net assets resulting from operations	798,815	(4,519,980)

CAPITAL TRANSACTIONS*
Members' subscriptions	-	27,765,803
Members' interests repurchased	-	(65,307,117)
Proceeds from units issued	20,200,000	-
Payments for units repurchased	(26,618,633)	(11,278,788)

Decrease in net assets resulting from capital transactions	(6,418,633)	(48,820,102)
Net decrease in net assets	(5,619,818)	(53,340,082)
NET ASSETS AT BEGINNING OF PERIOD	387,715,802	441,055,884
NET ASSETS AT END OF PERIOD	$382,095,984	$387,715,802

*In connection with the Company’s conversion to a regulated investment company (“RIC Conversion”), the Company’s Interests became represented by units on January 1, 2012 (see Note 1 for additional information).

The accompanying notes are an integral part of these consolidated financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Statement of Cash Flows (Unaudited)

Period from April 1, 2012 to September 30, 2012

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in net assets resulting from operations	$798,815
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments	(5,649,302)
Net realized loss from Portfolio Fund redemptions, net of deferred taxes	2,056,153
Purchases of Portfolio Funds*	(28,608,886)
Proceeds from Portfolio Funds' redemptions	56,060,295
Increase (decrease) in operating liabilities:
Professional fees payable	(237,918)
Administration fees payable	(116,354)
Other liabilities	19,682
Advisory fee payable	17,390

Net Cash Provided by Operating Activities	24,339,875

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from units issued	15,500,000
Payments for units repurchased	(20,747,420)

Net Cash Used in Financing Activities	(5,247,420)

Net increase in cash and cash equivalents	19,092,455
Cash and cash equivalents at beginning of period	9,185,380

Cash and Cash Equivalents at End of Period	$28,277,835

*Includes reinvestment of the holdback proceeds of $931,057 received in connection with the sale of investments in Portfolio Funds as of December 31, 2011 to parallel offshore Portfolio Funds due to the Company’s RIC Conversion (see Note 2c).

Supplementary Disclosure of Non-Cash Information
Transfer of investment in onshore Portfolio Fund
to parallel offshore Portfolio Fund due to the Company's
RIC Conversion (see Note 2c).	$322,171

The accompanying notes are an integral part of these consolidated financial statements.

6

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Financial Highlights

The following represents per unit data and certain ratios to average net assets, total return, and other supplemental information for the periods indicated:

	For the period from
	April 1, 2012 to September 30, 2012	January 1, 2012 to March 31, 2012*
Per Unit Operating Performance
Beginning net asset value	$1,657.464	$1,598.828
Net increase in net assets resulting from operations:
Net investment loss	(11.815)	(6.722)
Net realized and unrealized gain on investments	15.296	65.358
Net change in net assets resulting from operations	3.481	58.636
Ending net asset value	$1,660.945	$1,657.464

	For the period
	from April 1, 2012
	to September 30,	For the year ended:
	2012 (Unaudited)**	March 31, 2012 *		March 31, 2011	March 31, 2010		March 31, 2009

Net assets, end of period	$382,095,984	$387,715,802		$441,055,884	$432,799,925		$343,863,804

Ratio of net investment loss to average net assets (a) (b)	(0.70%)	(1.45%)		(1.44%)	(1.11%)		(1.16%)

Ratio of expenses before tax expense to average net assets (a)(b)(c)	0.70%	1.42%		1.44%	1.12%		1.20%

Ratio of expenses after tax expense to average net assets (a)(b)	0.72%	1.45%		1.44%	1.12%		1.20%

Portfolio turnover	10.02%	34.60%	Ɨ	11.27%	23.33%	ƗƗ	24.20%

Total return (d)	0.21%	(0.68%)		4.15%	15.04%		(15.98%)

*	The Company was reorganized into a regulated investment company ("RIC") for tax purposes during this period. Prior to January 1, 2012, the Interests in the Company were not unitized.
**	The ratios and total return are not annualized for this period.
Ɨ	The ratio includes investments that were transferred from onshore Portfolio Funds to parallel offshore Portfolio Funds due to the Company's RIC conversion (see Note 2c) on January 1, 2012.
ƗƗ	The ratio excludes amounts transferred to the Company pursuant to the acquisition of BACAP Alternative Multi-Strategy Fund, LLC.
(a)	Ratio does not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds. The Portfolio Funds' expense ratios, excluding incentive fees or allocations, range from 0.10% to 6.14% (unaudited). The Portfolio Funds' incentive fees or allocations can be up to 20% of profits earned (unaudited).
(b)	Average net assets are determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio is before current and deferred income tax provisions or benefits related to the net investment income/loss and realized gain or loss from Excelsior Multi-Strategy 1099 Blocker Fund, LLC.
(d)	Total return assumes a purchase of a unit (or an interest) in the Company on the first day and the sale of a unit (or an interest) on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

The accompanying notes are an integral part of these consolidated financial statements.

7

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2012

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objective of the Company will be achieved. The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds. The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

Prior to January 1, 2012, the Company was taxed as a partnership. Effective January 1, 2012, the Company is treated as an association taxable as a corporation and intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code, as amended, for tax purposes (the "RIC Conversion").

In connection with the Company's RIC Conversion, and in order to comply with certain requirements necessary to maintain RIC status, Excelsior Multi-Strategy 1099 Blocker Fund, LLC (the "Blocker Fund"), a Delaware limited liability company, was formed to hold certain investments in the Portfolio Funds. These financial statements are consolidated financial statements of the Company and the Blocker Fund.

Prior to the RIC Conversion, members in the Company ("Members") held limited liability company interests ("Interests") in the Company that were not unitized for financial reporting purposes. Upon the RIC Conversion, Interests became represented by units ("Units"), and each Member in the Company was issued Units with an aggregate net asset value ("NAV") equivalent to the NAV of the Interests previously held by such Member.

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TI), LLC (the “TI Fund"), Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the “TI 2 Fund”), Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TE), LLC (the "TE Fund"), and Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC (the "TE 2 Fund"), each a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objective by investing in the Company).

8

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

Bank of America Capital Advisors LLC (the " Adviser"), an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser of the Company. Its principal office is located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is controlled by Bank of America, a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, NC 28255. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Company’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Company as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as Members. As of September 30, 2012, the TI Fund’s, TI 2 Fund’s, TE Fund’s, and TE 2 Fund’s ownership of the Company’s Net Assets was 51.78%, 1.71%, 45.27% and 1.24%, respectively.

The Company's Units are generally offered only to the Feeder Funds and subscriptions for Units may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Units from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Units from Members four times each year, effective as of the last day of each calendar quarter. Members can transfer or assign Units only under certain limited circumstances.

9

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

2. Significant Accounting Policies

These consolidated financial statements have been prepared on a consolidated basis in conformity with Generally Accepted Accounting Principles in the United States ("GAAP"). All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Company in preparation of its consolidated financial statements.

a. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights. The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

c. Income Taxes and Distributions

Through December 31, 2011, the Company was taxed as a partnership. The Company had a tax year end of December 31, and for each such tax year, each Member was individually required to report on its own tax return its share of the Company’s taxable income or loss.

Effective January 1, 2012, the Company is treated as an association taxable as a corporation and intends to qualify as a RIC and to distribute substantially all of the Company's taxable earnings to its Members. Therefore, no provision for federal income taxes on income other than that earned by the Blocker Fund is recorded in the Company's financial statements. Qualification as a RIC requires that the Company meet certain asset diversification, income distribution and nature of gross income requirements. The Company is subject to the risk that, due to the investment activities of the Portfolio Funds and other factors, it may not so qualify in some periods. Should the Company fail to qualify as a RIC, its taxable income would be subject to tax at established corporate rates.

10

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

The Blocker Fund does not intend to qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code, but will be taxed as a corporation. As a corporation, the Blocker Fund will be obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. A fund taxed as a corporation may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Blocker Fund is currently using an estimated 3 percent rate for state and local tax.

Effective as of January 1, 2012, the Company also changed its tax year end from December 31 to October 31.

In connection with the RIC Conversion, the Company withdrew approximately $96.6 million from Portfolio Funds as of December 31, 2011 (which was immediately reinvested in the offshore versions of these Portfolio Funds less withdrawal holdbacks of approximately $0.9 million, which were reinvested subsequent to March 31, 2012, upon receipt), and the gain or loss on such withdrawals was included in the tax return of the Company as a partnership for the year ended December 31, 2011. Additionally, the Company withdrew $18.6 million from a Portfolio Fund as of February 29, 2012 (which was then reinvested in the offshore version of the Portfolio Fund), and the gain or loss on such withdrawal will be included in the tax return of the Company as a RIC for the tax year ended October 31, 2012. The RIC Conversion also involved, for tax purposes, the contribution of the assets and liabilities held by the Company as a partnership to the Company as a corporation. The RIC Conversion constituted a tax-free reorganization of the Company, in connection with which the Company made a "deemed sale" election to recognize as gain for the year ended December 31, 2011, for tax purposes, the excess of market value over tax cost of the assets so contributed to the extent of the ownership of the Company by Members which are corporations for tax purposes. As a result, corporate Members in the Company will be required to recognize their share of the gain deemed transferred to the Company as a corporation.

On January 1, 2012, investments in Portfolio Funds with an aggregate value of $16,627,116 and an estimated tax cost of $19,183,204 were transferred from the Company to the Blocker Fund in exchange for interests in the Blocker Fund. Subsequently, an additional investment with an aggregate value of $418,885 and an estimated tax cost of $517,150 was transferred from the Company to the Blocker Fund. The Blocker Fund retained the tax cost of the investments so transferred. The excess of tax cost over the fair value of the securities transferred represented a deferred tax asset for which an offsetting valuation allowance was recorded. The Company's basis in the Blocker Fund was limited to the value of the investments transferred. The Blocker Fund is wholly owned by the Company and had no assets, liabilities, or operations prior to January 1, 2012.

11

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

The Blocker Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized. From time to time, as new information becomes available, the Blocker Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

The Blocker Fund may rely, to some extent, on information provided by the Portfolio Funds, which may not necessarily be timely, to estimate taxable income allocable to the Blocker Fund, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Blocker Fund will modify its estimates or assumptions regarding its tax benefit/(liability), and such modifications could be material.

The Company will make distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. Distributions to Members are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Company. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. There were no distributions paid to investors during the period from April 1, 2012 through September 30, 2012.

Cost Basis

The cost of Portfolio Funds that are partnerships for federal income tax purposes is adjusted for items of taxable income allocated to the Company from such Portfolio Funds. The allocated taxable income is reported to the Company by each such Portfolio Fund on Schedule K-1, generally as of December 31. As a result, the aggregate cost of Portfolio Funds as of March 31, as well as the tax composition of net assets for federal income tax purposes, has been estimated by the Adviser using information from the Portfolio Funds and/or other information. The actual tax cost of investments and composition of net assets for federal income tax purposes may be different. The Company's required distributions and tax liability for the tax year including the period January 1, 2012 through September 30, 2012 will be determined by the net investment income or loss and net realized gain or loss for the entire initial tax year ended October 31, 2012.

12

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

At September 30, 2012, gross unrealized appreciation and depreciation of investments in the Portfolio Funds by the Company based on cost for federal income tax purposes was as follows:

	Attributable to investments held directly by the Company	Attributable to investments held directly by the Blocker Fund
Cost of Investments in Portfolio Funds	$324,333,284	$13,132,342

Gross Unrealized Appreciation	28,639,528	1,013,191
Gross Unrealized Depreciation	(4,576,045)	(129,001)
Net Unrealized Appreciation	$24,063,483	$884,190

The Company's cost of investment in the Blocker Fund for federal income tax purposes at September 30, 2012 was $17,046,002.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. As of September 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary loss	$(40,901)
Undistributed long-term capital gains	-
Tax accumulated earnings	(40,901)
Accumulated capital and other losses - Unrealized appreciation	24,947,672
Total accumulated earnings	$24,906,771

Components of the Company's deferred tax assets and liabilities as of September 30, 2012 are as follows:

13

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

Blocker Fund
Deferred Tax Assets:
Excess of tax cost of investments over value at September 30, 2012	$695,645
Valuation allowance	(913,658)
Realized loss from Portfolio Funds	28,264
Current year net operating loss	10,054
Total net deferred tax asset/(liability)	$(179,695)

There were no deferred tax assets or liabilities of the Company other than those from the Blocker Fund.

As part of the process of preparing its consolidated financial statements, the Blocker Fund is required to account for its estimate of income taxes for Federal and State purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carry forwards. Deferred tax assets and liabilities are measured using the effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Blocker Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The determination of whether a valuation allowance is required is based on the evaluation criterion provided by ASC 740, Income Taxes (‘‘ASC 740’’) that it is more likely than not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Blocker Fund’s valuation allowance: the difference between the fair value and tax cost of specific assets and liabilities, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused.

Unexpected significant decreases in cash distributions from the Blocker Fund’s investments or significant changes in the fair value of their investments may change the Blocker Fund's assessment regarding the recoverability of deferred tax assets and may result in an adjustment to the valuation allowance. If a valuation allowance is adjusted to create a deferred tax asset in the future, it could have a material impact on the Blocker Fund's NAV and results of operations in the period in which it is recorded. In addition, the timing of realization of gains and losses by the Portfolio Funds could have a positive or adverse impact on the Blocker Fund's income tax provision, and such impact could be material. The Blocker Fund’s policy is to estimate deferred realized income for the current period based on operating expenses incurred directly and indirectly by the Blocker Fund, and to approximate the capital gains or losses attributable to known Portfolio Fund realizations made during the fiscal period that have not yet been recognized for tax purposes. For the period from January 1, 2012 to September 30, 2012, net capital gains attributable to such realizations amounted to $896,959. As of September 30, 2012, these capital gains have not yet been reflected in the tax basis of either the Blocker Fund or the Company.

14

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

Total income tax expense/(benefit) differs from the amount computed by applying the federal statutory rate of 35% to net investment income (loss) and realized and unrealized gains (losses) on investments before taxes for the period from January 1, 2012 to September 30, 2012 as follows:

Blocker Fund
Components of Income Tax Expense
Computed "expected" federal income tax	$164,293
State income tax, net of federal tax expense	15,402
Total income tax expense	$179,695

At September 30, 2012, the Blocker Fund did not have a foreign tax credit or a net operating loss carryforward for federal income tax purposes. For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Foreign tax credits may be carried forward indefinitely.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the Company is required to analyze tax positions expected to be taken in the Company's tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2012, the Company did not have a liability for any federal income or excise taxes owed with respect to tax years ending on or before December 31, 2011. The Company has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits attributable to these periods will significantly change in the next twelve months. Each of the Company’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The Blocker Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of September 30, 2012, the Blocker Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Blocker Fund has reviewed all major jurisdictions and concluded that there is no impact on the Blocker Fund's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

15

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

d. Security Transactions

Purchases of investments in the Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund. Sales are recorded as of the last day of legal ownership or participation in a Portfolio Fund. Distributions received from the Portfolio Funds that are partnerships for tax purposes, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in the Portfolio Funds. Realized gains or losses on investments in the Portfolio Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

e. Other

Prior to January 1, 2012, net investment income or loss and net realized and unrealized gain or loss from the Company's Portfolio Funds for each fiscal period was allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement (the “LLC Agreement”).

Cash and cash equivalents consist of amounts maintained in a Bank of New York Mellon account.

The Company issues Units at their offering price, which is equal to the NAV per Unit. The NAV of the Company will be computed as of the close of business on the last day of each month. The Company's NAV is the value of the Company's assets less its liabilities, and its NAV per Unit equals that NAV divided by the number of the issued and outstanding Units.

3. Portfolio Valuation

The NAV of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by each Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period. As of September 30, 2012, a majority of the investments in the Portfolio Funds were fair valued using the NAV of the Portfolio Fund. The amount of investments that were not fair valued using the NAV of the Portfolio Fund as of September 30, 2012 was immaterial with respect to the overall value of the Company.

16

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

The Portfolio Funds generally record their investments at fair value in accordance with GAAP or IFRS. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of September 30, 2012, the Company’s investments in side pockets and Portfolio Funds in liquidation represented 3.67% of the Company’s net assets. Restrictions applicable to individual Portfolio Funds are described in detail on the Company’s Schedule of Investments. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.

17

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company’s Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated NAV in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. The Portfolio Fund investments that have observable market inputs (published NAVs) and that the Company has the ability to redeem within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate or adjust the fair value of such Level 3 instruments.

18

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

The Company recognizes transfers into and out of the Levels indicated above at the beginning of the reporting period. There were no transfers during the period from April 1, 2012 to September 30, 2012.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at September 30, 2012:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative Value Funds	$-	$70,932,560	$53,351,120	$124,283,680
Hedged Long/Short Equity Funds	-	30,690,651	118,195	30,808,846
Hedged Sector Funds	-	35,922,764	-	35,922,764
Opportunistic Long/Short (Global) Funds	-	104,683,150	43,896	104,727,046
Opportunistic (U.S. Only) Funds	-	48,734,745	17,936,218	66,670,963

Total	$-	$290,963,870	$71,449,429	$362,413,299

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2012 to September 30, 2012 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

19

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

			Net change in
		Net realized gain	accumulated
		(loss) from	unrealized
	Balance as of	Portfolio Fund	appreciation on			Balance as of
	3/31/2012	redemptions	investments	Purchases	Sales	9/30/2012
Event Driven/ Relative Value Funds	$47,779,207	$(1,768,754)	$3,996,101	$6,289,821	$(2,945,255)	53,351,120
Hedged Long/ Short Equity Funds	353,885	250,005	(235,690)	-	(250,005)	118,195
Opportunistic Long/Short (Global) Funds	44,659	-	(763)	-	-	43,896
Opportunistic (U.S. Only) Funds	17,527,942	(19,471)	408,276	-	19,471	17,936,218

Total	$65,705,693	$(1,538,220)	$4,167,924	$6,289,821	$(3,175,789)	$71,449,429

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. The net change in accumulated unrealized appreciation for the period from April 1, 2012 to September 30, 2012, for Level 3 investments held by the Company as of September 30, 2012, was an increase of $1,717,201 as shown in the table below:

Net Change in Accumulated
Unrealized Appreciation

Event Driven/ Relative Value Funds	$1,545,378
Hedged Long/ Short Equity Funds	(235,690)
Opportunistic Long/Short (Global) Funds	(763)
Opportunistic (U.S. Only) Funds	408,276
Total	$1,717,201

The Company uses authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share for the investment. In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the Company and their attributes as of September 30, 2012, that may qualify for these valuations are shown in the table below.

20

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

				Redemption
				Restrictions and
Investment Class	Fair Value	Redemption Frequency	Notice Period	Terms

Event Driven/Relative Value Funds (a)	$124,283,680	Monthly - Annually	45 - 90 Days	0-1 years

Hedged Long/Short Equity Funds (b)	30,808,846	Quarterly	30 - 60 Days	none

Hedged Sector Funds (c)	35,922,764	Monthly - Quarterly	30 - 90 Days	none

Opportunistic Long/Short (Global)
Funds (d)	104,727,046	Monthly - Quarterly	30 - 90 Days	none

Opportunistic (U.S. Only) Funds (e)	66,670,963	Quarterly - Tri-annually	45 - 90 Days	0-3 years

The information summarized in the preceding table represents the general terms of the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms. Additional details on the terms and restrictions for each Portfolio Fund are included on the Schedule of Investments included with this report.

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds would generally be NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

a)	Event Driven/Relative Value Funds This class includes the Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

b)	Hedged Long/Short Equity Funds This class includes the Portfolio Funds that invest primarily in common stocks (short, long and balanced). Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long to a net short position. The Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

21

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

c)	Hedged Sector Funds This class includes the Portfolio Funds that invest primarily in publicly-traded securities issued by companies in specified industry sectors such as technology, healthcare, utility, energy, shipping or transportation. The Portfolio Funds’ holdings may include long and short positions in common and preferred equity.

d)	Opportunistic (Global) Funds This class includes the Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/ short equity funds, global macro funds, and commodity pools.

e)	Opportunistic (U.S.) Only Funds This class includes the Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/short equity funds, global macro funds, and commodity pools.

As of September 30, 2012, the Company had investments in 42 Portfolio Funds. The Company, as an investor in these Portfolio Funds, pays management fees of up to 2.00% (per annum) of the net asset value of its ownership interest in the Portfolio Funds, as well as incentive fees or allocations of up to 20.00% of net profits earned that are allocable to the Company's ownership interest in such Portfolio Funds. The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2012, ranged from approximately 0.10% to 7.09% of the Company's average invested capital in the Portfolio Funds. Incentive fees or allocations for the same fiscal year ranged from approximately 0.00% to 3.36% of the Company's average invested capital in the Portfolio Funds. These ratios may vary over time depending on the allocation of the Company's assets among the Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds. Although the foregoing ranges of Portfolio Fund expenses are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

Aggregate purchases and proceeds of interests in the Portfolio Funds for the period from April 1, 2012 to September 30, 2012, were $36,611,992 and $41,766,573, respectively. There were no unfunded commitments outstanding to the Portfolio Funds at September 30, 2012.

22

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

4. Advisory Fee

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly advisory fee in arrears at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. Each of the Feeder Funds pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the period from April 1, 2012 to September 30, 2012, the Company incurred advisory fees totaling $1,979,378, of which $979,588 was payable as of September 30, 2012.

5. Related Party Transactions and Other

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”). The Disinterested Managers receive an annual retainer of $40,000 for their services to both the Company and the Feeder Funds. The retainer is paid by the Company and allocated pro-rata to the Feeder Funds. All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. The Company incurred $100,000 of Board-related fees for the period from April 1, 2012 to September 30, 2012, $50,000 of which was payable as of September 30, 2012.

The Company has retained J. D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.

BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) serves as custodian of the Company’s assets and provides custodial services to the Company.

23

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

6. Net Assets

Unit transactions for the period April 1, 2012 through September 30, 2012 were as follows:

Units outstanding at beginning of year	233,921.080
Units issued	12,246.071
Units repurchased	(16,119.776)
Units outstanding at end of year	230,047.375

7. Bank Note - Line of Credit Facility

On September 30, 2011, the Company entered into a revolving loan credit facility with an unaffiliated financial institution for a line of credit at any one time of up to $35,000,000. The line of credit is secured by the Company's cash and investment securities. Interest on any outstanding loans accrues at a rate per annum equal to LIBOR plus 2.20% and the Company is required to pay a facility fee at a rate of 1.10% per annum on the unused portion of the line of credit. For the period from April 1, 2012 to September 30, 2012, the Company incurred approximately $195,708 in facility fees related to the credit facility. As of September 30, 2012, the Company did not have any revolving loans outstanding under the facility.

8. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Because the Company is a closed-end investment company, Units are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Units at the NAV per Unit, Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Units by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Units. Because the Company’s investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Units are accepted for repurchase also bear the risk that the Company's NAV per Unit may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Units are valued for the purpose of repurchase.

As described in the footnotes of the Company’s Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

24

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

The Company's capital invested in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks to the Company. Three principal types of risk that can adversely affect the Company’s investment approach are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

9. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications, and has indemnified the Company’s Board of Managers, the Adviser, and others. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

10. Subsequent Events

The Company has evaluated all subsequent events through the date on which these financial statements were issued and, except as noted below, has determined that no additional disclosures are required.

On September 28, 2012, the Company announced a tender offer to purchase up to $41,100,000 of outstanding Units from Members at NAV. The NAV of the Units will be calculated for this purpose on December 31, 2012. The tender offer expired on October 26, 2012.

Prior to October 1, 2012, the Company received and accepted Members' subscriptions for Units of $7,500,000 which became effective as of October 1, 2012 and are reflected on the Statement of Assets and Liabilities as Member subscriptions received in advance.

25

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) continued

September 30, 2012

On November 5, 2012, the Company paid $17,150,000 for 10,325.447 Units repurchased from Members on September 30, 2012.

On November 27, 2012, Members were mailed a prospectus/proxy statement soliciting the proxies of Members to be voted at a special meeting of Members to be held on December 27, 2012 to approve (i) an Agreement and Plan of Merger (the "Merger Plan") pursuant to which each of the Feeder Funds that currently invests in the Company would merge with and into the Company (the “Merger”) and (ii) a new investment advisory agreement (the "New Advisory Agreement") between the Company and the Adviser that would become effective upon the closing of the Merger.  The Merger, if effected, would result in the elimination of the current master/feeder fund structure. In connection with the Merger, members of the Feeder Funds would become Members of the Company and, in exchange for their units of their Feeder Fund, would receive Units of the Company equal in value to the value of their Feeder Fund units.   The terms of the New Advisory Agreement are substantially identical to the terms of the current investment advisory agreement between the Company and the Adviser, with the exception of the addition of certain services to be provided to the Company by the Adviser (which the Adviser is currently providing to the Feeder Funds pursuant to management agreements with the Feeder Funds) and a change in the fee payable by the Company to the Adviser from an annual rate of 1.00% of the Company's net assets to an annual rate of 1.50% of the Company's net assets. The New Advisory Agreement is subject to the approval of Members of the Company. Subject to satisfaction of various conditions, including approval of the Merger Plan by Members, the Merger is expected to occur on or about December 31, 2012.

26

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Approval of Current and New Advisory Agreements (Unaudited)

At a meeting held in person on June 28, 2012, the Board, including a majority of the Independent Managers, approved the continuation of the Company's current investment advisory agreement (the "Current Advisory Agreement") with the Adviser for an additional one year period. At this meeting the Board, including a majority of the Independent Managers, also approved a new investment advisory agreement between the Company and the Adviser (the "New Advisory Agreement," and together with the Current Advisory Agreement, the "Advisory Agreements"), to become effective upon the consummation of the Merger.

The Independent Managers were assisted in their review of these matters by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.

In considering these matters, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies; and information relating to the costs and profitability of the Adviser ("Profitability Analysis") from its relationship with the Company. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreements.

The Board discussed and reviewed the nature, extent and quality of services that the Adviser currently provides to the Company and that are expected to continue to be provided after the Merger. With respect to the New Advisory Agreement, the Board considered the fact that the terms of the Current Advisory Agreement and the New Advisory Agreement, including the terms relating to the services to be performed by the Adviser, are substantially identical except for certain additional services to be provided by the Adviser, the fees payable by the Company, and the term and date of effectiveness.

The Board also discussed the structure and capabilities of the Adviser, including technology and operational support, which support the services provided to the Company. The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Adviser as indicated by the materials and information supplied to the Board. In doing so, the Board considered the Adviser's extensive administrative and compliance infrastructure. Representatives of the Adviser confirmed that the Adviser has adequate resources to deliver all required services to the Company and noted that the Adviser and Bank of America are committed to registered funds of hedge funds. The Board also reviewed and discussed the experience and qualifications of key personnel of the Adviser and reviewed biographical information regarding such personnel. The Board also reviewed the financial information and other information provided regarding the Adviser and Bank of America included in the materials distributed in connection with the consideration of the approval of the Advisory Agreements. The Independent Managers noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under the Current Advisory Agreement, and would continue to receive under the New Advisory Agreement all services required from the Adviser, and that the quality of these services was satisfactory.

The Board also considered information relating to the Adviser, including the investment performance of the Company. The Board reviewed the performance of the Company relative to that of comparable registered hedge funds and concluded that the Company's performance compared favorably with the performance of similar registered funds.

27

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

By (Signature and Title):	/s/ Spencer N. Boggess
Spencer N. Boggess, Principal Executive Officer

Date: December 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and the capacities and on the dates indicated.

By (Signature and Title):	/s/ Spencer N. Boggess
Spencer N. Boggess, Principal Executive Officer

Date: December 10, 2012

By (Signature and Title):	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date: December 10, 2012